Commitments and Contingencies (Contract Manufacturer Commitments and Guarantees) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Long-term Purchase Commitment [Line Items]
Open purchase orders	$ 3.1	$ 1.0
Excess and obsolete inventory	0.6	1.3	0.6
Useful life	5 years
Non-cancelable Purchase Commitments [Member]
Long-term Purchase Commitment [Line Items]
Excess and obsolete inventory	$ 0.4